Related party transactions (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest income receivable	$ 4,655	$ 2,474
Associates [Member]
Disclosure of transactions between related parties [line items]
Interest income	3,600	2,700
Interest income receivable	4,600	1,900
Loans and notes receivable	$ 42,300	$ 33,400